Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Statements of Income Data) (Details) (USD $)	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2012
Income:
Cash Dividends Paid to Parent Company									$ 0	$ 1,600,000		$ 0
Interest Income	7,357,000	7,706,000	7,680,000	7,704,000	8,044,000	8,271,000	8,476,000	22,743,098	24,791,224	30,447,367	33,742,799	38,528,823
Miscellaneous Income	1,470,000	1,738,000	1,743,000	1,945,000	1,703,000	1,478,000	1,184,000	4,950,822	4,364,854	6,895,804	5,979,341	6,941,705
Expenses:
Interest Expense	1,664,000	1,796,000	1,959,000	2,114,000	2,378,000	2,463,000	2,619,000	5,419,314	7,459,816	7,532,936	10,273,737	12,396,832
Mandatorily Redeemable Financial Instrument Valuation Income									0	0		(50,000)
Other Expenses									2,713,044	4,177,210		3,617,643
Income Before Income Taxes	1,699,000	1,383,000	1,172,000	877,000	726,000	915,000	1,018,000	4,254,182	2,658,708	5,131,546	3,335,980	3,706,656
Income Tax Benefit	480,000	361,000	293,000	206,000	172,000	245,000	287,000	1,134,389	703,759	1,340,384	951,084	1,911,281
Net Income	1,219,000	1,022,000	879,000	671,000	554,000	670,000	731,000	3,119,793	1,954,949	3,791,162	2,384,896	1,795,375
Preferred Stock Dividends	110,000	110,000	110,000	110,000	110,000	110,000	110,000	330,000	330,000	440,000	440,000	440,000
Net Income Available To Common Shareholders	1,109,000	912,000	769,000	561,000	444,000	560,000	621,000	2,789,793	1,624,949	3,351,162	1,944,896	1,355,375
Parent Company [Member]
Income:
Equity In Earnings Of Security Federal Bank									2,229,630	2,558,986		2,095,707
Interest Income									22,941	0		78,667
Miscellaneous Income									0	15,771		34,338
Total Income									2,252,571	4,174,757		2,208,712
Expenses:
Interest Expense									449,049	589,988		653,727
Mandatorily Redeemable Financial Instrument Valuation Income									0	0		(50,000)
Other Expenses									16,814	18,223		24,329
Total Expenses									465,863	608,211		628,056
Income Before Income Taxes									1,786,708	3,566,546		1,580,656
Income Tax Benefit									(168,241)	(224,616)		(214,719)
Net Income									1,954,949	3,791,162		1,795,375
Preferred Stock Dividends									330,000	440,000		440,000
Net Income Available To Common Shareholders									$ 1,624,949	$ 3,351,162		$ 1,355,375